Other Long Term Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Assets, Noncurrent [Abstract]
Other Long Term Assets
10.
Other long-term assets

	As of December 31, 2023	As of March 31, 2023
Deposits	21,993	25,890
Advances	140,055	—
Interest accrued	13,591	9,249
Deferred tax assets (refer note 25)	160,309	82,345
	335,948	117,484

8.
Other long term assets

	As of March 31, 2023	As of March 31, 2022
Advances (net of doubtful advances of $92,244 as of March 31, 2023 and $100,036 as of March 31, 2022)	—	216,291
Deposits	25,890	18,065
Interest accrued	9,249	14,624
Balances with statutory authorities	—	20,516
Deferred tax assets (refer note 21)	82,345	70,103
	117,484	339,598

Advances include:

1) Advances include long term loan and advances given to related parties of USD NIL and $198,757 as of March 31, 2023 and 2022, respectively.